UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,327,717	$ 2,846,665	¥ 862,839
Restricted cash	184,244	27,136	82,507
Short-term investment	2,718,303	400,363	111,000
Trade receivable	1,520,196	223,901	1,352,093
Amounts due from related parties	86,030	12,671	50,783
Inventory	1,039,091	153,042	889,528
Prepayments and other current assets	1,490,213	219,486	1,579,258
Expected credit loss provision - current	(40,684)	(5,992)
Total current assets	26,325,110	3,877,272	4,928,008
Non-current assets:
Long-term restricted cash	43,623	6,425	44,523
Property, plant and equipment, net	5,132,587	755,948	5,533,064
Intangible assets, net	851	125	1,522
Land use rights, net	205,180	30,220	208,815
Long-term investments	340,764	50,189	115,325
Amounts due from related parties	3,383	498
Right-of-use assets - operating lease	1,376,019	202,666	1,997,672
Other non-current assets	984,655	145,024	1,753,100
Expected credit loss provision - non-current	(19,062)	(2,808)
Total non-current assets	8,068,000	1,188,287	9,654,021
Total assets	34,393,110	5,065,559	14,582,029
Current liabilities:
Short-term borrowings	951,957	140,208	885,620
Trade payable	4,932,003	726,406	3,111,699
Amounts due to related parties	447,791	65,952	309,729
Taxes payable	39,231	5,778	43,986
Current portion of operating lease liabilities	522,661	76,980	608,747
Current portion of long-term borrowings	445,038	65,547	322,436
Accruals and other liabilities	3,526,194	519,351	4,216,641
Total current liabilities	10,864,875	1,600,222	9,498,858
Non-current liabilities:
Long-term borrowings	6,764,903	996,363	7,154,798
Non-current operating lease liabilities	1,049,698	154,604	1,598,372
Other non-current liabilities	1,541,444	227,031	1,151,813
Total non-current liabilities	9,356,045	1,377,998	9,904,983
Total liabilities	20,220,920	2,978,220	19,403,841
MEZZANINE EQUITY
Redeemable non-controlling interests	6,145,538	905,140	1,455,787
Total mezzanine equity	6,145,538	905,140	1,455,787
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid in capital	58,380,028	8,598,449	40,227,856
Accumulated other comprehensive loss	(98,128)	(14,453)	(203,048)
Accumulated deficit	(50,262,046)	(7,402,799)	(46,326,321)
Total NIO Inc. shareholders' (deficit)/equity	8,022,268	1,181,553	(6,299,686)
Non-controlling interests	4,384	646	22,087
Total shareholders' (deficit)/equity	8,026,652	1,182,199	(6,277,599)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	34,393,110	5,065,559	14,582,029
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1,934	286	1,347
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	226	33	226
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 254	$ 37	¥ 254